Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel Operations for the Year Ended December 31, 2020	Logistics Business for the Year Ended December 31, 2020	Total for the Year Ended December 31, 2020
Revenue	$200,794	$215,924	$416,718
Interest income	48	209	257
Interest expense and financing cost	(88,237)	(48,322)	(136,559)
Depreciation and amortization	(42,076)	(28,939)	(71,015)
Equity in net losses of affiliate companies	(1,293)	—	(1,293)
Net loss attributable to Navios Holdings common stockholders	(192,207)	(754)	(192,961)
Total assets	1,316,936	654,389	1,971,325
Goodwill	56,240	104,096	160,336
Capital expenditures	(99,068)	(8,441)	(107,509)
Investment in affiliate companies	56,988	—	56,988
Cash and cash equivalents	20,011	74,870	94,881
Restricted cash	16,303	—	16,303
Long-term debt, net (including current and noncurrent portion)	$1,043,839	$540,590	1,584,429

	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
Revenue	$254,178	$228,271	$482,449
Administrative fee revenue from affiliate companies	16,991	—	16,991
Interest income	9,610	1,052	10,662
Interest expense and financing cost	(92,948)	(40,531)	(133,479)
Depreciation and amortization	(52,288)	(29,435)	(81,723)
Equity in net losses of affiliate companies	(9,185)	—	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	(209,096)	16,986	(192,110)
Total assets	1,511,517	631,338	2,142,855
Goodwill	56,240	104,096	160,336
Capital expenditures	(36,628)	(7,943)	(44,571)
Investment in affiliate companies	64,352	—	64,352
Cash and cash equivalents	32,386	45,605	77,991
Restricted cash	736	—	736
Long-term debt, net (including current and noncurrent portion)	$1,048,318	$514,929	1,563,247

	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
Revenue	$298,052	$207,634	$12,053	$517,739
Administrative fee revenue from affiliate companies	28,972	—	(579)	28,393
Interest income	8,231	517	—	8,748
Interest expense and financing cost	(98,247)	(39,669)	(1,204)	(139,120)
Depreciation and amortization	(70,472)	(29,307)	(3,060)	(102,839)
Equity in net losses of affiliate companies	(80,205)	—	—	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	4,380	27	(268,718)
Total assets	1,558,581	677,343	446,572	2,682,496
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(41,003)	(19,879)	(24,763)	(85,645)
Investment in affiliate companies	91,111	—	—	91,111
Cash and cash equivalents	44,452	76,472	16,958	137,882
Restricted cash	10,958	—	1,934	12,892
Long-term debt, net (including current and noncurrent portion)	$1,063,762	$530,186	$222,059	$1,816,007

Revenue by geographic region
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
North America	$—	$2,259	$4,248
Australia	2,055	—	—
Europe	132,582	179,009	142,688
Asia	63,610	67,468	135,614
South America	218,442	232,394	208,751
Other	28	1,319	26,438
Total	$416,718	$482,449	$517,739